United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 12/31/04


              Date of Reporting Period: Fiscal year ended 12/31/04


Item 1.     Reports to Stockholders



Federated Mortgage Core Portfolio
Annual Report
December 31, 2004

FINANCIAL HIGHLIGHTS
shareholder expense example
management's discussion of fund performance portfolio of investments summary table financial statements report of independent registered public accounting firm board of TRUSTEEs and trust officers voting proxies on fund portfolio securities quarterly portfolio schedule

Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                        Year Ended December 31,
                                    2004           2003            2002             2001             2000
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of       $10.19         $10.32          $10.04           $9.89            $9.55
Period
Income From Investment
Operations:
Net investment income               0.50           0.48            0.61             0.66             0.68
Net realized and unrealized
gain (loss) on investments          (0.01)         (0.13)          0.31             0.15             0.34
      TOTAL FROM INVESTMENT
OPERATIONS                          0.49           0.35            0.92             0.81             1.02
Less Distributions:
Distributions from net
investment income                   (0.50)         (0.48)          (0.61)           (0.66)           (0.68)
Distributions from net realized
gain on investments                 ---            (0.00)1         (0.03)           ---              ---
    TOTAL DISTRIBUTIONS             (0.50)         (0.48)          (0.64)           (0.66)           (0.68)
Net Asset Value, End of Period      $10.18         $10.19          $10.32           $10.04           $9.89
Total Return2                       4.95%          3.52%           9.43%            8.37%            11.15%
Ratios to Average Net Assets:
Expenses                            0.03%          0.03%           0.04%            0.04%            0.05%
Net investment income               4.93%          4.67%           6.00%            6.56%            7.09%
Expense waiver/reimbursement3       0.08%          0.08%           0.08%            0.08%            0.08%
Supplemental Data:
Net assets, end of period (000
omitted)                            $790,927       $767,012        $601,217         $453,784         $371,659
Portfolio turnover                  47%            90%             84%              93%              81%
---------------------------------------------------------------------------------------------------------------


Represents less than $0.01.

Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning          Ending        Expenses Paid
                             Account Value     Account Value   During Period1
                                7/1/2004        12/31/2004
Actual                           $1,000          $1,039.60          $0.15
Hypothetical (assuming a
5% return before
expenses)                        $1,000          $1,024.99          $0.15

Expenses are equal to the Fund's annualized expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The Fund's total return for the 12-month reporting period was 4.95%. The Lehman Brothers Mortgage-Backed Securities Index1, a performance benchmark for the Fund, returned 4.70%.

Security selection and duration2 stance were the most significant factors affecting Fund performance relative to the unmanaged index. The Fund's total return reflects actual cashflows and transaction costs, factors which do not impact index performance.

Security selection focused on reducing prepayment risk on premium coupon mortgage-backed securities. Prepayments negatively impact mortgage security performance because prepaid principal reduces expected yield and proceeds are reinvested at lower market yields in many cases. Analysis of the factors which impact prepayments, including geographic considerations, loan balance, loan-to-value ratio and credit score, resulted in advantageous prepayment performance compared to the general market. Security selection positively impacted Fund performance. Throughout the reporting period, a below-benchmark duration stance was maintained in anticipation of higher interest rates. This portfolio structure was achieved through below-benchmark exposure to lower coupon, longer duration mortgages. However, longer maturity Treasury yields changed little during the year and longer duration mortgages performed quite well. The duration stance did not positively contribute to the Fund's total return.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, call 1-800-341-7400.

1 Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by the Government National Mortgage Association, Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including the Government National Mortgage Association's Graduated Payment Mortgages. Investments cannot be made in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Core Portfolio (the "Fund") from February 22, 1999 (start of performance) to December 31, 2004, compared to the Lehman Brothers Mortgage-Backed Securities Index2 ("LBMSI").

Average Annual Total Return for the Period Ended
12/31/2004
1 Year                                                             4.95%
5 Years                                                            7.45%
Start of Performance (2/22/1999)                                   6.51%


The graphic presentation here displayed consists of a line graph. Federated Mortgage Core Portfolio (the "Fund") is represented by a black box line. The Lehman Brothers Mortgage-Backed Securities Index ("LBMSI") is represented by a gray box line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the LBMSI. The "x" axis reflects computation periods from 2/22/1999 to 12/31/2004. The "y" axis reflects the cost of the investment ranging from $9,000 to $15,000, in increments of $1,000. For each point listed on the graph, the values for Fund were $10,000, $10,107, $11,233, $12,173, $13,320, $13,790 and $14,472 for the
periods  ended  2/22/1999,  12/31/1999,   12/31/2000,   12/31/2001,  12/31/2002,
12/31/2003 and 12/31/2004, respectively. For each point listed on the graph, the values for the LBMSI were $10,000, $10,114, $11,242, $12,167, $13,231, $13,637 and $14,278 for the periods ended 2/22/1999, 12/31/1999, 12/31/2000, 12/31/2001,
12/31/2002, 12/31/2003 and 12/31/2004, respectively.


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMSI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBMSI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Table
At 12/31/04, the Fund's portfolio composition1 was as follows:

                                          Percentage of
Sector                                   Total Net Assets

U.S. Government Agency Mortgage-Backed
Securities                                    99.0%
Cash Equivalents2                              4.3%
Other Assets and Liabilities - Net3           (3.3)%
Total                                         100.0%


1 See the Fund's prospectus for a description of the principal types of securities in which the Fund invests.

2 Includes repurchase agreements, as more fully described in the Fund's prospectus, which are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. Includes repurchase agreements purchased with proceeds received in dollar roll transactions (1.4%).

3    See Statement of Assets and Liabilities.



Portfolio of Investments
December 31, 2004
   Principal
   Amount                                                                           Value
                         Mortgage-Backed Securities--99.0%
                         Federal Home Loan Mortgage Corporation--39.9%
$  66,941,385            4.500%, 8/1/2018 - 4/1/2034                         $      66,721,755
   83,846,286            5.000%, 7/1/2019 - 4/1/2034                                83,678,629
   89,505,164            5.500%, 4/1/2014 - 6/1/2034                                91,154,232
   32,303,723            6.000%, 5/1/2014 - 7/1/2034                                33,494,294
   31,088,008            6.500%, 7/1/2014 - 9/1/2033                                32,688,788
   3,455,227             7.000%, 12/1/2011 - 4/1/2032                               3,662,346
   2,067,203             7.500%, 12/1/2022 - 7/1/2031                               2,215,344
   1,745,402             8.000%, 5/1/2006 - 3/1/2031                                1,882,673
   47,718                8.500%, 9/1/2025                                           52,002
   87,983                9.000%, 5/1/2017                                           97,038
   4,433                 9.500%, 4/1/2021                                           4,963
                         Total                                                      315,652,064
                         Federal National Mortgage Association--48.9%
   16,353,993            4.500%, 9/1/2010 - 12/1/2018                               16,382,107
   93,247,130            5.000%, 4/1/2018 - 5/1/2034                                94,157,657
   129,951,166    1      5.500%, 2/1/2009 - 12/1/2099                               132,667,890
   86,804,041            6.000%, 7/1/2006 - 7/1/2034                                90,010,400
   30,540,008            6.500%, 5/1/2006 - 11/1/2032                               32,106,268
   15,777,394            7.000%, 2/1/2008 - 8/1/2032                                16,737,013
   3,433,931             7.500%, 6/1/2011 - 6/1/2033                                3,668,008
   899,331               8.000%, 7/1/2023 - 3/1/2031                                975,960
   4,274                 8.500%, 3/1/2030                                           4,652
   54,814                9.000%, 11/1/2021 - 6/1/2025                               60,239
                         Total                                                      386,770,194
                         Government National Mortgage Association--10.2%
   18,275,961            5.000%, 12/20/2032 - 6/20/2034                             18,307,830
   24,825,480            5.500%, 4/15/2033 - 5/15/2034                              25,381,571
   13,790,630            6.000%, 10/15/2028 - 1/15/2033                             14,313,095
   10,742,096            6.500%, 10/15/2028 - 8/15/2032                             11,316,478
   4,578,854             7.000%, 11/15/2027 - 2/15/2032                             4,873,661
   2,594,744             7.500%, 6/20/2007 - 1/15/2031                              2,787,320
   1,978,261             8.000%, 2/15/2010 - 11/15/2030                             2,149,564
   874,594               8.500%, 3/15/2022 - 11/15/2030                             955,094
   35,707                9.000%, 10/15/2016 - 6/15/2025                             39,434
   5,117                 9.500%, 10/15/2020                                         5,765
   507,051               12.000%, 4/15/2015 - 6/15/2015                             582,644
                         Total                                                      80,712,456
                         Total Mortgage-Backed Securities (identified
                         cost $770,576,635)                                         783,134,714
                         Repurchase Agreements--4.3%
                         Interest in $2,000,000,000 joint repurchase
                         agreement with UBS Securities, 2.28%, dated
                         12/31/2004 to be repurchased at $22,907,352 on
                         1/3/2005, collateralized by U.S. Government
                         Agency Obligations with various maturities to
                         9/25/2034, collateral market value
   22,903,000            $2,060,003,250 (at amortized cost)                         22,903,000
                   ,3    Interest in $81,500,000 joint repurchase
                         agreement with UBS Securities, 2.30%, dated
                         12/13/2004 to be repurchased at $11,021,786 on
                         1/13/2005, collateralized by U.S. Government
                         Agency Obligations with various maturities to
                         6/25/2033, collateral market value $83,947,934
   11,000,000     2      (at amortized cost)                                        11,000,000
                         Total Repurchase Agreements (at amortized cost)            33,903,000

                         Total Investments--103.3%
                         (identified cost $804,479,635)4                           817,037,714
                         Other assets and liabilities--net--(3.3)%                   (26,110,833)
                         Total Net assets--100%                               $     790,926,881

1      All or a portion of these securities may be subject to dollar roll transactions.
2      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
3      Security held as collateral for dollar roll transactions.
4      The cost of investments for federal tax purposes amounts to
       $804,489,265.

Note: The categories of investments are shown as a percentage of total net assets at
December 31, 2004.

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities
December 31, 2004
Assets:
Total investments in securities, at value
(identified cost $804,479,635)                                                    $  817,037,714
Cash                                                                                 480
Income receivable                                                                    3,452,052
Receivable for shares sold                                                           85,000
Total assets                                                                         820,575,246
Liabilities :
Payable for investments purchased                     $     18,243,618
Income distribution payable                                 170,682
Payable for dollar roll transactions                        11,193,165
Payable for Directors'/ Trustees' fee                       537
Accrued expenses                                            40,363
Total liabilities                                                                    29,648,365
Net assets for 77,720,262 shares outstanding                                      $  790,926,881
Net Assets Consist of:
Paid in capital                                                                   $  784,429,981
Net unrealized appreciation of investments                                           12,558,079
Accumulated net realized loss on investments                                         (6,115,378)
Undistributed net investment income                                                  54,199
Total Net Assets                                                                  $  790,926,881
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
Net asset value per share ($790,926,881/
77,720,262 shares outstanding), no par value,
unlimited shares authorized                                                          $10.18
See Notes which are an integral part of the Financial Statements

Statement of Operations
Year Ended December 31, 2004

Investment Income:
Interest (net of dollar roll expense of $882,325)                        $  38,206,501
Expenses:
Administrative personnel and services fee (Note 5)       617,269
Custodian fees                                           51,797
Transfer and dividend disbursing agent fees and
expenses (Note 5)                                        15,727
Directors'/Trustees' fees                                10,481
Auditing fees                                            16,545
Legal fees                                               6,883
Portfolio accounting fees                                120,158
Insurance premiums                                       22,088
Miscellaneous                                            2,707
TOTAL expenseS                                           863,655
Waiver of administrative personnel and services
fee
(Note 5)                                                 (617,269)
Net expenses                                                                246,386
Net investment income                                                       37,960,115
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments                                            (5,221,974)
Net change in unrealized appreciation of
investments                                                                 4,349,401
Net realized and unrealized loss on investments                             (872,573)
Change in net assets resulting from operations                           $  37,087,542
See Notes which are an integral part of the Financial Statements
Statement of Changes in Net Assets

Year Ended December 31                                     2004                   2003
Increase (Decrease) in Net Assets
Operations:
Net investment income                                 $    37,960,115         $   36,540,675
Net realized loss on investments                           (5,221,974)            (1,065,716)
Net change in unrealized appreciation/depreciation
of investment                                              4,349,401              (11,098,372)
Net increase due to voluntary contribution from
adviser (Note 6)                                           ---                    36,719
Change in net assets resulting from operations             37,087,542             24,413,306
Distributions to Shareholders:
Distributions from net investment income                   (38,059,343)           (36,407,589)
Distributions from net realized gain on investments        ---                    (263,696)
Change in net assets resulting from distributions
to shareholders                                            (38,059,343)           (36,671,285)
Share Transactions:
Proceeds from sale of shares                               82,966,155             418,182,000
Net asset value of shares issued to shareholders
in payment of distributions declared                       36,061,020             36,607,046
Cost of shares redeemed                                    (94,140,417)           (276,736,448)
Change in net assets resulting from share
transactions                                               24,886,758             178,052,598
Change in net assets                                       23,914,957             165,794,619
Net Assets:
Beginning of period                                        767,011,924            601,217,305
End of period (including undistributed net
investment income of $54,199 and $153,427,
respectively)                                         $    790,926,881        $   767,011,924


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements
December 31, 2004

1.    ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, Federated Mortgage Core Portfolio (the "Fund") and High-Yield Bond Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to provide total return by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the Securities Act of 1933.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization / Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve TBAs and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the year ended December 31, 2004 was as follows:

Maximum amount outstanding during the period        $230,666,260
Average amount outstanding during the period1       $66,959,416
Average shares outstanding during the period        75,899,225
Average debt per shares outstanding during          $0.88
the period

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the year ended December 31, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.    SHARES OF BENEFICIAL INTEREST



The following table summarizes share activity:
Year Ended December 31                               2004               2003
Shares sold                                          8,190,273          40,713,943
Shares issued to shareholders in payment of          3,551,293          3,584,553
distributions declared
Shares redeemed                                      (9,309,587)        (27,289,692)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS         2,431,979          17,008,804

4.    FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003 was as follows:

                                                  2004                 2003
 Ordinary income1                                 $38,059,343          $36,671,285

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                               $    224,881
Net unrealized appreciation                                 $    12,548,449
Capital loss carryforward                                   $    6,069,029

At December 31, 2004, the cost of investments for federal tax purposes was $804,489,265. The net unrealized appreciation of investments for federal tax purposes was $12,548,449. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$13,796,955 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,248,506.

The    difference    between    book-basis    and   tax-basis   net   unrealized
appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2004, the Fund had a capital loss carryforward of $6,069,029 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5.   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management  Company is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

                                      Average Aggregate Daily Net
Maximum Administrative Fee            Assets of the Federated Funds
0.150%                                on the first $5 billion
0.125%                                on the next $5 billion
0.100%                                on the next $10 billion
0.075%                                on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $7,721, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6.    OTHER

On July 14, 2003, the Adviser made a voluntary contribution to the Fund of $36,719 for losses incurred due to investment transactions entered into inadvertently.

7.    Legal Proceedings

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Federated Core Trust and Shareholders of Federated Mortgage Core Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Core Portfolio (the "Fund") (one of the portfolios constituting Federated Core Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio of Federated Core Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



Ernst & Young LLP




Boston, Massachusetts
February 7, 2005


Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund`s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.


Interested Trustees background
Name
Birth Date
Address
Positions Held with Trust              Principal Occupation(s) for Past Five Years, Other
Date Service Began                     Directorships Held and Previous Position(s)
John F. Donahue*                       Principal Occupations: Chairman and Director or
Birth Date: July 28, 1924              Trustee of the Federated Fund Complex; Chairman
CHAIRMAN AND TRUSTEE                   and Director, Federated Investors, Inc.
Began serving: August 1996
                                       Previous Positions: Trustee, Federated Investment
                                       Management Company and Chairman and Director,
                                       Federated Investment Counseling.

Lawrence D. Ellis, M.D.*               Principal Occupations: Director or Trustee of the
Birth Date: October 11, 1932           Federated Fund Complex; Professor of Medicine,
3471 Fifth Avenue                      University of Pittsburgh; Medical Director,
Suite 1111                             University of Pittsburgh Medical Center Downtown;
Pittsburgh, PA                         Hematologist, Oncologist and Internist, University
TRUSTEE                                of Pittsburgh Medical Center.
Began serving: August 1996
                                       Other Directorships Held: Member, National Board
                                       of Trustees, Leukemia Society of America.
                                       Previous Positions:  Trustee, University of
                                       Pittsburgh; Director, University of Pittsburgh
                                       Medical Center.

* Reasons for "interested" status: John F. Donahue is "interested" due to the positions he holds with Federated Investors, Inc. and its subsidiaries.
     Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

Independent trustees background

Name
Birth Date
Address
Positions Held with Trust               Principal Occupation(s) for Past Five Years, Other
Date Service Began                      Directorships Held and Previous Position(s)


Thomas G. Bigley                        Principal Occupation: Director or Trustee of the
Birth Date: February 3, 1934            Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                          Other Directorships Held: Director, Member of
TRUSTEE                                 Executive Committee, Children's Hospital of
Began serving: August 1996              Pittsburgh; Director, University of Pittsburgh.

                                        Previous Position: Senior Partner, Ernst & Young
                                        LLP.

John T. Conroy, Jr.                     Principal Occupations: Director or Trustee of the
Birth Date: June 23, 1937               Federated Fund Complex; Chairman of the Board,
Investment                              Investment Properties Corporation; Partner or
Properties Corporation                  Trustee in private real estate ventures in
3838 North Tamiami Trail                Southwest Florida.
Suite 402
Naples, FL                              Previous Positions: President, Investment
TRUSTEE                                 Properties Corporation; Senior Vice President,
Began serving: August 1996              John R. Wood and Associates, Inc., Realtors;
                                        President, Naples Property Management, Inc. and
                                        Northgate Village Development Corporation.

Nicholas P. Constantakis                Principal Occupations: Director or Trustee of the
Birth Date: September 3, 1939           Federated Fund Complex.
175 Woodshire Drive
Pittsburgh, PA                          Other Directorships Held: Director and Member of
TRUSTEE                                 the Audit Committee, Michael Baker Corporation
Began serving: February 1998            (engineering and energy services worldwide).

                                        Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham                      Principal Occupation: Director or Trustee of the
Birth Date: March 5, 1943               Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                          Other Directorships Held: Chairman, President and
TRUSTEE                                 Chief Executive Officer, Cunningham & Co., Inc.
Began serving: January 1999             (strategic business consulting); Trustee
                                        Associate, Boston College.

                                        Previous Positions:  Director, Redgate
                                        Communications and EMC Corporation (computer
                                        storage systems); Chairman of the Board and Chief
                                        Executive Officer, Computer Consoles, Inc.;
                                        President and Chief Operating Officer, Wang
                                        Laboratories; Director, First National Bank of
                                        Boston; Director, Apollo Computer, Inc.

Peter E. Madden                         Principal Occupation:  Director or Trustee of the
Birth Date: March 16, 1942              Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                      Other Directorships Held: Board of Overseers,
Palm Beach, FL                          Babson College.
TRUSTEE
Began serving: August 1996              Previous Positions:  Representative, Commonwealth
                                        of Massachusetts General Court; President, State
                                        Street Bank and Trust Company and State Street
                                        Corporation (retired); Director, VISA USA and VISA
                                        International; Chairman and Director,
                                        Massachusetts Bankers Association; Director,
                                        Depository Trust Corporation; Director, The Boston
                                        Stock Exchange.

Charles F. Mansfield, Jr.               Principal Occupations: Director or Trustee of the
Birth Date: April 10, 1945              Federated Fund Complex; Management Consultant;
80 South Road                           Executive Vice President, DVC Group, Inc.
Westhampton Beach, NY                   (marketing communications and technology) (prior
TRUSTEE                                 to 9/1/00).
Began serving: January 1999
                                        Previous Positions: Chief Executive Officer, PBTC
                                        International Bank; Partner, Arthur Young &
                                        Company (now Ernst & Young LLP); Chief Financial
                                        Officer of Retail Banking Sector, Chase Manhattan
                                        Bank; Senior Vice President, HSBC Bank USA
                                        (formerly, Marine Midland Bank); Vice President,
                                        Citibank; Assistant Professor of Banking and
                                        Finance, Frank G. Zarb School of Business, Hofstra
                                        University.

John E. Murray, Jr., J.D., S.J.D.       Principal Occupations: Director or Trustee of the
Birth Date: December 20, 1932           Federated Fund Complex; Chancellor and Law
Chancellor, Duquesne University         Professor, Duquesne University; Partner, Murray,
Pittsburgh, PA                          Hogue and Lannis.
TRUSTEE
Began serving: August 1996              Other Directorships Held: Director, Michael Baker
                                        Corp. (engineering, construction, operations and
                                        technical services).

                                        Previous Positions: President, Duquesne
                                        University; Dean and Professor of Law, University
                                        of Pittsburgh School of Law; Dean and Professor of
                                        Law, Villanova University School of Law.

Marjorie P. Smuts                       Principal Occupations: Director or Trustee of the
Birth Date: June 21, 1935               Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                      Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                                 Previous Positions: National Spokesperson,
Began serving: August 1996              Aluminum Company of America; television producer;
                                        President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                           Principal Occupations: Director or Trustee of the
Birth Date: November 28, 1957           Federated Fund Complex; President and Director,
2604 William Drive                      Heat Wagon, Inc. (manufacturer of construction
Valparaiso, IN                          temporary heaters); President and Director,
TRUSTEE                                 Manufacturers Products, Inc. (distributor of
Began serving: January 1999             portable construction heaters); President,
                                        Portable Heater Parts, a division of Manufacturers
                                        Products, Inc.

                                        Previous Position:  Vice President, Walsh & Kelly,
                                        Inc.

Officers

Name
Birth Date
Positions Held with Trust              Principal Occupation(s) for Past Five Years and
Date Began Serving                     Previous Position(s)
John B. Fisher                         Principal Occupations: Vice President of some of
Birth Date: May 16, 1956               the Funds in the Federated Fund Complex; and
PRESIDENT                              President and Director of the Institutional Sales
Began serving: November 2004           Division of Federated Securities Corp., which is a
                                       wholly owned subsidiary of Federated. Mr. Fisher
                                       is responsible for the distribution of Federated's
                                       products and services to investment advisors,
                                       insurance companies, retirement plans, and
                                       corporations. In addition, Mr. Fisher serves as
                                       President and Director of Federated Investment
                                       Counseling, a wholly owned subsidiary of Federated
                                       involved in the management of separate accounts
                                       and sub-advised mandates. He is also President,
                                       Technology, Federated Services Corp. responsible
                                       for the technological infrastructure of the
                                       various Federated companies. He is also Director,
                                       Edgewood Securities Corp., as well as Director,
                                       Federated Investors Trust Company.

                                       Previous Positions: Senior Vice President of
                                       Federated Investment Counseling.

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
John W. McGonigle                      Principal Occupations: Executive Vice President
Birth Date: October 26, 1938           and Secretary of the Federated Fund Complex;
EXECUTIVE VICE PRESIDENT AND           Executive Vice President, Secretary and Director,
SECRETARY                              Federated Investors, Inc.
Began serving: November 1997

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Richard J. Thomas                      Principal Occupations: Principal Financial Officer
Birth Date: June 17, 1954              and Treasurer of the Federated Fund Complex;
TREASURER                              Senior Vice President, Federated Administrative
Began serving: November 1998           Services.

Richard B. Fisher                      Principal Occupations: Vice Chairman or President
Birth Date: May 17, 1923               of some of the Funds in the Federated Fund
VICE PRESIDENT                         Complex; Vice Chairman, Federated Investors, Inc.;
Began serving: November 1997           Chairman, Federated Securities Corp.

                                       Previous Positions: President  and Director or
                                       Trustee of some of the Funds in the Federated Fund
                                       Complex; Executive Vice President, Federated
                                       Investors, Inc.; and Director and Chief Executive
                                       Officer, Federated Securities Corp.

Robert J. Ostrowski                    Principal Occupations:  Robert J. Ostrowski joined
Birth Date: April 26, 1963             Federated in 1987 as an Investment Analyst and
CHIEF INVESTMENT OFFICER               became a Portfolio Manager in 1990. He was named
Began serving: May 2004                Chief Investment Officer of taxable fixed income
                                       products in 2004 and also serves as a Senior
                                       Portfolio Manager. He has been a Senior Vice
                                       President of the Fund's Adviser since 1997. Mr.
                                       Ostrowski is a Chartered Financial Analyst. He
                                       received his M.S. in Industrial Administration
                                       from Carnegie Mellon University.


--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Todd A. Abraham                        Todd A. Abraham has been the Fund's Portfolio
Birth Date: February 10, 1966          Manager since April 1997. He is Vice President of
VICE PRESIDENT                         the Trust. Mr. Abraham has been a Portfolio
Began serving: May 2003                Manager since 1995 and a Vice President of the
                                       Fund's Adviser since 1997. Mr. Abraham joined
                                       Federated in 1993 as an Investment Analyst and
                                       served as Assistant Vice President from 1995 to
                                       1997. Mr. Abraham served as a Portfolio Analyst at
                                       Ryland Mortgage Co. from 1992-1993. Mr. Abraham is
                                       a Chartered Financial Analyst and received his
                                       M.B.A. in Finance from Loyola College.

Mark E. Durbiano                       Mark E. Durbiano is Vice President of the Trust.
Birth Date: September 21, 1959         Mr. Durbiano joined Federated in 1982 and has been
VICE PRESIDENT                         a Senior Portfolio Manager and a Senior Vice
Began serving: November 1998           President of the Fund's Adviser since 1996. From
                                       1988 through 1995, Mr. Durbiano was a Portfolio
                                       Manager and a Vice President of the Fund's
                                       Adviser. Mr. Durbiano is a Chartered Financial
                                       Analyst and received his M.B.A. in Finance from
                                       the University of Pittsburgh.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.














Cusip 31409N200

30129 (2/05)













High-Yield Bond Portfolio
Annual Report
December 31, 2004

FINANCIAL HIGHLIGHTS
shareholder expense example
management's discussion of fund performance portfolio of investments summary tableS financial statements report of independent registered public accounting firm board of TRUSTEEs and trust officers voting proxies on fund portfolio securities quarterly portfolio schedule

Financial Highlights
(For a Share Outstanding Throughout Each Period)


Year Ended December 31                      2004          2003        2002           2001          2000
Net Asset Value, Beginning of Period        $6.93         $6.11       $6.51          $7.14         $8.72
Income From Investment Operations:
Net investment income                       0.58          0.60        0.63           0.771         0.91
Net realized and unrealized gain (loss)
on investments                              0.17          0.82        (0.39)         (0.61) 1      (1.57)
Total from investment operations            0.75          1.42        0.24           0.16          (0.66)
Less Distributions:
DISTRIBUTIONS FROM NET
INVESTMENT INCOME                           (0.60)        (0.60)      (0.64)         (0.79)        (0.92)
Net Asset Value, End of Period              $7.08         $6.93       $6.11          $6.51         $7.14
Total Return2                               11.40%        24.32%      3.90%          2.16%         (8.04)%

Ratios to Average Net Assets:
Expenses                                    0.03%         0.03%       0.03%          0.04%         0.04%
Net investment income                       8.39%         8.95%       10.03%         11.13%1       11.38%
Expense waiver/reimbursement3               0.08%         0.08%       0.08%          0.08%         0.08%
Supplemental Data:

Net assets, end of period (000 omitted)     $1,127,462    $1,198,678  $797,496       $665,747      $532,820
Portfolio turnover                          43%           38%         39%            33%           16%


1 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning          Ending        Expenses Paid
                             Account Value     Account Value    During Period 1
                                7/1/2004        12/31/2004
Actual                           $1,000          $1,086.00          $0.16
Hypothetical (assuming a
5% return before
expenses)                        $1,000          $1,024.99          $0.15


Expenses are equal to the Fund's annualized expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Management's Discussion of Fund Performance

For the fiscal year ended December 31, 2004, the high-yield market significantly outperformed the high quality bond market. For example, the Lehman Brothers Aggregate Bond Index1, a measure of high quality bond performance, returned 4.34% versus an 11.13% return for the Lehman Brothers U.S. Corporate High-Yield Bond Index.2 The High-Yield Bond Portfolio of Federated Core Trust had a total return of 11.40% outperforming the Lehman Brothers U.S. Corporate High-Yield Bond Index which returned 11.13%. The Fund's less aggressive positioning in the lower quality tier of the high-yield market and shorter duration negatively impacted its relative performance versus the Lehman Brothers U.S. Corporate High-Yield Bond Index.

The combination of sustained economic growth and stable interest rates provided a particularly good environment for the high-yield bond market during 2004. During the year, the increase in corporate profitability allowed companies the opportunity to either reduce overall debt or to refinance at attractive rates. The combination of improved profitability and balance sheet repair led the way for credit quality improvement and the lowest default rate since the late 1990's. The significant decline in corporate defaults led to a contraction of the risk premium or "credit spread" investors require for investing in the high-yield market and consequently led to the price appreciation experienced in the high-yield market. For example, the spread over Treasurys for the Credit Suisse First Boston High-Yield Index3 contracted from 4.86% on December 31, 2003 to 3.46% on December 31, 2004. The lower credit quality sector of the high-yield market was the area with the strongest performance during 2004. For example, bonds rated CCC, the lowest credit quality, returned 13.80%, compared to higher rated B bonds, which returned 10.36% and BB rated bonds, which returned 9.61%. From an industry perspective, the Financials, Metals & Mining and Natural Gas Utility sectors all had good relative performance, while the Airline, Environmental and Retail sectors lagged the overall market. From a technical standpoint, demand for high-yield bonds remained strong throughout 2004. Although high-yield mutual funds experienced net cash outflows during 2004, increased allocations to the high-yield market from hedge funds, pension funds and insurance companies created more than ample demand for what was one of the busiest years for new high-yield bond issuance in recent years.

From an industry sector perspective, the Fund benefited from its overweight position in the Building Materials and Textile sectors and remained underweight to the Airline sector. On the negative side, the Fund underweight in the Metals and Mining and Electric Utility sectors and overweight in the Gaming sector detracted somewhat from relative performance. Specific holdings which underperformed during the reporting period included; Tekni-Plex, Inc. (Packaging), PCA International, Inc. (Retail), American Cellular Corp. (Wireless Communications), Eagle Picher Industries, Inc. (Industrial) and ICON Health & Fitness, Inc. (Consumer Products). Conversely, portfolio holdings which had a positive impact on overall portfolio performance included; El Paso Corp. (Utilities - Natural Gas), Levi Strauss & Co. (Textiles), AT&T Corp. (Wireline Communications), BCP Caylux Holdings LUX SCA (Chemicals) and Neenah Corp. (Industrial).

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, call 1-800-341-7400.

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. Investments cannot be made in an index.

2 The Lehman Brothers U.S. Corporate High-Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million and at least 1 year to maturity. Investments cannot be made in an index.

3 The Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults. Morningstar receives and publishes this figure as a monthly total return. Indexes are unmanaged, and investments cannot be made in an index.

GROWTH OF A $10,000 INVESTMENT

The  graph  below  illustrates  the  hypothetical   investment  of  $10,0001  in
High-Yield Bond Portfolio (the "Fund") from January 31, 1998 (start of performance) to December 31, 2004, compared to the Lehman Brothers U.S. Corporate High-Yield Bond Index2.

          Average Annual Total Return for the Period Ended
                                                12/31/2004
                                                    1 Year         11.40%
                                                   5 Years          6.21%
                          Start of Performance (1/31/1998)          5.32%


The graphic presentation here displayed consists of a line graph. High-Yield Bond Portfolio (the "Fund") is represented by a black box line. The Lehman Brothers U.S. Corporate High-Yield Bond Index is represented by a gray box line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the Lehman Brothers U.S. Corporate High-Yield Bond Index. The "x" axis reflects computation periods from 1/31/1998 to 12/31/2004. The "y" axis reflects the cost of the investment ranging from $9,000 to $15,000, in increments of $1,000. For each point listed on the graph, the values for Fund were $10,000, $10,200, $10,586, $9,735 $9,945,
$10,333,  $12,845  and  $14,310 for the  periods  ended  1/31/1998,  12/31/1998,
12/31/1999,  12/31/2000,  12/31/2001,  12/31/2002,  12/31/2003  and  12/31/2004,
respectively. For each point listed on the graph, the values for the Lehman Brothers U.S. Corporate High-Yield Bond Index were $10,000, $10,187, $10,430, $9,819, $10,338, $10,192, $13,145 and $14,608 for the periods ended 1/31/1998,
12/31/1998,  12/31/1999,  12/31/2000,  12/31/2001,  12/31/2002,  12/31/2003  and
12/31/2004, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers U.S. Corporate High-Yield Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The Lehman Brothers U.S. Corporate High-Yield Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

Portfolio of Investments Summary Tables

At December 31, 2004, the Fund's credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as                  Moody's Long-Term Ratings as
 Percentage of Total Net Assets           Percentage of Total Net Assets
BBB                      1.4%             Baa                    0.8%
BB                       24.7%            Ba                     23.3%
B                        56.6%            B                      51.5%
CCC                      12.9%            Caa                    19.2%
CC                       0.0%             Ca                     0.9%
C                        0.0%             C                      0.0%
D                        0.0%             D                      0.0%
Not rated by S&P2        1.5%             Not rated by Moody's2  1.4%
Cash Equivalents3        0.8%             Cash Equivalents3      0.8%
Other Securities4        0.3%             Other Securities4      0.3%
Other Assets and         1.8%             Other Assets and       1.8%
Liabilities - Net5                        Liabilities - Net5
TOTAL                    100.0%           TOTAL                  100.0%

At December 31, 2004, the Fund's index classification6 was as follows:
Index Classification              Percentage of
                                  Total Net Assets
Media - Non-cable                 10.0%
Food & Beverage                   6.8%
Wireline Communications           5.9%
Chemicals                         5.8%
Industrial - Other                5.5%
Gaming                            5.4%
Healthcare                        5.3%
Consumer Products                 4.8%
Utility - Natural Gas             4.2%
Paper                             3.9%
Automotive                        3.7%
Retailers                         3.6%
Technology                        3.5%
Utility - Electric                3.3%
Building Materials                3.1%
Media - Cable                     3.0%
Other                             19.6%
Cash Equivalents3                 0.8%
Other Assets and Liabilities -    1.8%
Net
TOTAL                             100.0%


1 These tables depict the long-term credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "B-" have been included in the "B" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

     Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

     These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio's total investments, 0.7% are other fixed income securities (excluding cash equivalents) that do not have long-term credit quality ratings by either of these NRSROs.

2 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Other Securities include common stock and warrants that do not qualify for credit ratings from an NRSRO.

5    See Statement of Assets and Liabilities.

6 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers U.S. Corporate High-Yield Bond Index. Individual portfolio securities that are not included in the Lehman Brothers U.S. Corporate High-Yield Bond Index are assigned to an index classification at the discretion of the Fund's adviser.


Portfolio of Investments
December 31, 2004
   Principal
   Amount                                                                    Value


                       Corporate Bonds--96.4%
                       Aerospace / Defense--1.9%
                       Alliant Techsystems, Inc., Sr. Sub. Note,
$  2,800,000           8.50%, 5/15/2011                                   $  3,080,000
   2,175,000           Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011            2,397,937
                       Condor Systems, Inc., Sr. Sub. Note, Series B,
   500,000       4     11.875%, 5/1/2009                                     9,200
   625,000             Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008       696,875
                       Hexcel Corp., Sr. Sub. Note, Series B, 9.75%,
   4,350,000           1/15/2009                                             4,545,750
                       K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
   1,000,000    1,2    11/15/2014                                            1,037,500
                       L-3 Communications Corp., Sr. Sub. Note,
   3,400,000           6.125%, 7/15/2013                                     3,527,500
                       L-3 Communications Corp., Sr. Sub. Note,
   1,125,000           6.125%, 1/15/2014                                     1,164,375
                       L-3 Communications Holdings, Inc., Sr. Sub.
   875,000      1,2    Note, 5.875%, 1/15/2015                               877,187
                       TransDigm, Inc., Sr. Sub. Note, 8.375%,
   2,175,000           7/15/2011                                             2,343,563
                       Standard Aero Holdings, Inc., Sr. Sub. Note,
   1,275,000    1,2    8.25%, 9/1/2014                                       1,383,375
                       Total                                                 21,063,262
                       Automotive--3.7%
                       Accuride Corp., Sr. Sub. Note, Series B, 9.25%,
   1,775,000           2/1/2008                                              1,810,500
                       Advanced Accessory Systems LLC, Sr. Note,
   3,425,000           10.75%, 6/15/2011                                     3,270,875
                       Affinia Group, Inc., Sr. Sub. Note, 9.00%,
   650,000      1,2    11/30/2014                                            680,875
                       Cooper-Standard Automotive, Inc., Sr. Sub.
   3,000,000    1,2    Note, 8.375%, 12/15/2014                              3,007,500
   4,475,000           General Motors Corp., Note, 7.125%, 7/15/2013         4,586,683
   4,450,000           General Motors Corp., Note, 8.375%, 7/15/2033         4,623,336
                       Stanadyne Corp., Sr. Sub. Note, 10.00%,
   2,875,000    1,2    8/15/2014                                             3,119,375
                       Stanadyne Holdings, Inc., Sr. Disc. Note,
   1,675,000    1,2    0/12.00%, 2/15/2015                                   998,719
                       Stoneridge, Inc., Company Guarantee, 11.50%,
   3,975,000           5/1/2012                                              4,640,813
                       TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
   4,741,000           2/15/2013                                             5,736,610
                       Tenneco Automotive, Inc., Sr. Sub. Note,
   2,500,000    1,2    8.625%, 11/15/2014                                    2,612,500
                       Transportation Technologies Industries, Inc.,
   3,125,000    1,2    Sr. Sub. Note, 12.50%, 3/31/2010                      3,226,563
                       United Components, Inc., Sr. Sub. Note, 9.375%,
   2,725,000           6/15/2013                                             2,970,250
                       Total                                                 41,284,599
                       Building Materials--3.1%
                       AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
   3,975,000     3     3/1/2014                                              2,881,875
                       Associated Materials, Inc., Company Guarantee,
   1,950,000           9.75%, 4/15/2012                                      2,188,875
                       Collins & Aikman Floorcoverings, Inc., Company
   2,425,000           Guarantee, 9.75%, 2/15/2010                           2,619,000
                       ERICO International Corp., Sr. Sub. Note,
   3,400,000           8.875%, 3/1/2012                                      3,587,000
                       Euramax International PLC, Sr. Sub. Note,
   4,475,000           8.50%, 8/15/2011                                      4,799,437
                       Goodman Global Holdings, Inc., Floating Rate
   1,225,000    1,2    Note, 6/15/2012                                       1,249,500
                       Goodman Global Holdings, Inc., Sr. Sub. Note,
   2,475,000    1,2    7.875%, 12/15/2012                                    2,462,625
   1,600,000           Legrand SA, Sr. Note, 10.50%, 2/15/2013               1,904,000
                       Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
   2,125,000           9.00%, 11/1/2011                                      2,305,625
                       Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
   6,250,000     3     9/1/2012                                              4,718,750
                       Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
   1,550,000    1,2    9/1/2014                                              1,627,500
                       Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%,
   1,975,000           2/15/2012                                             2,014,500
                       U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
   2,250,000           4/1/2014                                              2,435,625
                       Total                                                 34,794,312
                       Chemicals--5.7%
                       Aventine Renewable Energy Holdings, Inc., Sr.
   1,250,000    1,2    Secd. Note, 8.50125%, 12/15/2011                      1,268,750
                       BCP Caylux Holding LUX SCA, Sr. Sub. Note,
   4,150,000    1,2    9.625%, 6/15/2014                                     4,699,875
                       Borden U.S. Finance Corp., Sr. Secd. Note,
   3,500,000    1,2    9.00%, 7/15/2014                                      3,902,500
                       Compass Minerals Group, Inc., Sr. Sub. Note,
   2,425,000           10.00%, 8/15/2011                                     2,740,250
                       Compass Minerals International, Inc., Sr. Disc.
   4,575,000     3     Note, 0/12.00%, 6/1/2013                              3,728,625
                       Compass Minerals International, Inc., Sr. Disc.
   2,500,000     3     Note, 0/12.75%, 12/15/2012                            2,150,000
                ,2,3   Crystal US Holdings, Sr. Disc. Note, 0/10.50%,
   6,975,000   1       10/1/2014                                             4,812,750
                       Equistar Chemicals LP, Sr. Note, 10.125%,
   3,850,000           9/1/2008                                              4,456,375
                       Huntsman Advanced Materials, Inc., Sr. Secd.
   1,275,000    1,2    Note, 11.00%, 7/15/2010                               1,523,625
                       Huntsman ICI Chemicals LLC, Sr. Sub. Note,
   3,612,000           10.125%, 7/1/2009                                     3,819,690
   3,225,000    1,2    Invista, Unit, 9.25%, 5/1/2012                        3,607,969
                       Koppers, Inc., Sr. Secd. Note, 9.875%,
   2,625,000           10/15/2013                                            3,005,625
                       Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
   2,300,000           12/15/2008                                            2,507,000
                       Lyondell Chemical Co., Sr. Secd. Note, 9.875%,
   2,170,000           5/1/2007                                              2,283,925
                       Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
   5,675,000           5/1/2009                                              6,029,688
   1,660,000     3     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014          1,236,700
   950,000             Nalco Co., Sr. Note, 7.75%, 11/15/2011                1,030,750
   2,250,000           Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013          2,480,625
   2,500,000           Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012       2,625,000
                       Rockwood Specialties Group, Inc., Sr. Sub.
   1,125,000    1,2    Note, 7.50%, 11/15/2014                               1,172,813
   725,000             Union Carbide Corp., Deb., 6.79%, 6/1/2025            741,313
   925,000             Union Carbide Corp., Deb., 7.50%, 6/1/2025            948,125
   350,000             Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023       369,250
   3,250,000           Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022        3,440,938
                       Total                                                 64,582,161
                       Construction Machinery--1.8%
   3,750,000           AGCO Corp., Sr. Note, 9.50%, 5/1/2008                 4,012,500
   5,250,000    1,2    Case New Holland, Sr. Note, 9.25%, 8/1/2011           5,866,875
                       Clark Material Handling Corp., Sr. Note,
   1,775,000     4     10.75%, 11/15/2006                                    0
                       Columbus McKinnon Corp., Sr. Secd. Note,
   525,000             10.00%, 8/1/2010                                      593,250
                       Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
   4,250,000           4/1/2008                                              4,292,500
                       NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
   3,350,000           10/15/2010                                            3,768,750
   1,950,000           United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012      1,911,000
                       Total                                                 20,444,875
                       Consumer Products--4.7%
                ,2,3   AAC Group Holding Corp., Sr. Disc. Note,
   2,925,000   1       0/10.25%, 10/1/2012                                   1,981,687
   4,525,000           Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012        5,045,375
                       American Achievement Corp., Sr. Sub. Note,
   1,025,000           8.25%, 4/1/2012                                       1,068,562
                       Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
   3,425,000           7/15/2012                                             3,527,750
   2,075,000           Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014         2,147,625
                       Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
   1,500,000    1,2    12/15/2012                                            1,533,750
                        Diamond Brands Operating Corp., Sr. Sub. Note,
   325,000       4     10.125%, 4/15/2008                                    22,587
                        Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
   925,000       4     4/15/2009                                             18,685
                       ICON Health & Fitness, Inc., Company Guarantee,
   2,725,000           11.25%, 4/1/2012                                      2,302,625
                       Jostens Holding Corp., Discount Bond, 0/10.25%,
   5,600,000     3     12/1/2013                                             4,004,000
   4,250,000    1,2    Jostens IH Corp., 7.625%, 10/1/2012                   4,441,250
   500,000      1,2    K2, Inc., Sr. Note, 7.375%, 7/1/2014                  550,000
                       Leiner Health Products, Unsecd. Note, 11.00%,
   2,525,000           6/1/2012                                              2,771,188
                       Playtex Products, Inc., Company Guarantee,
   4,250,000           9.375%, 6/1/2011                                      4,558,125
                       Sealy Mattress Co., Sr. Sub. Note, 8.25%,
   3,225,000           6/15/2014                                             3,434,625
                ,2,3   Simmons Co., Sr. Disc. Note, 0/10.00%,
   3,500,000   1       12/15/2014                                            2,152,500
   1,750,000           Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014         1,820,000
   2,405,000           Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010        2,777,775
                       True Temper Sports, Inc., Sr. Sub. Note,
   2,425,000           8.375%, 9/15/2011                                     2,267,375
                       United Industries Corp., Sr. Sub. Note, Series
   3,950,000           D, 9.875%, 4/1/2009                                   4,152,438
   2,200,000           WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011           2,431,000
                       Total                                                 53,008,922
                       Energy--1.3%
                       Compton Petroleum Corp., Sr. Note, 9.90%,
   3,350,000           5/15/2009                                             3,718,500
   1,500,000    1,2    Inergy LP, Sr. Note, 6.875%, 12/15/2014               1,515,000
                       Lone Star Technologies, Inc., Company
   925,000             Guarantee, Series B, 9.00%, 6/1/2011                  994,375
                       Petroleum Helicopters, Inc., Company Guarantee,
   2,450,000           Series B, 9.375%, 5/1/2009                            2,695,000
                       Range Resources Corp., Sr. Sub. Note, 7.375%,
   1,150,000           7/15/2013                                             1,239,125
                       Swift Energy Co., Sr. Sub. Note, 9.375%,
   3,775,000           5/1/2012                                              4,246,875
                       Total                                                 14,408,875
                       Entertainment--2.7%
                       AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
   2,500,000           3/1/2014                                              2,500,000
                       AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
   3,075,000           2/1/2012                                              3,367,125
   1,875,000           Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013          2,149,219
                       Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
   7,275,000     3     3/15/2014                                             5,529,000
   2,575,000    1,2    Intrawest Corp., Sr. Note, 7.50%, 10/15/2013          2,752,031
                       Loews Cineplex Entertainment Corp., Sr. Sub.
   4,525,000    1,2    Note, 9.00%, 8/1/2014                                 4,920,938
                       Universal City Development Partners Ltd., Sr.
   6,100,000           Note, 11.75%, 4/1/2010                                7,236,125
                       Universal City Florida Holding Co., Floating
   1,000,000    1,2    Rate Note, 7.25%, 5/1/2010                            1,045,000
                       Universal City Florida Holding Co., Sr. Note,
   750,000      1,2    8.375%, 5/1/2010                                      781,875
                       Total                                                 30,281,313
                       Environmental--1.5%
                       Allied Waste North America, Inc., Company
   2,875,000           Guarantee, Series B, 8.50%, 12/1/2008                 3,061,875
                       Allied Waste North America, Inc., Company
   3,800,000           Guarantee, Series B, 9.25%, 9/1/2012                  4,132,500
                       Allied Waste North America, Inc., Sr. Secd.
   3,200,000           Note, 6.125%, 2/15/2014                               3,024,000
                       Browning-Ferris Industries, Inc., Deb., 9.25%,
   1,500,000           5/1/2021                                              1,605,000
                       Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
   2,850,000    1,2    7/15/2012                                             3,206,250
                       Synagro Technologies, Inc., Sr. Sub. Note,
   1,550,000           9.50%, 4/1/2009                                       1,697,250
                       Total                                                 16,726,875
                       Food & Beverage--6.6%
                ,2,3   ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
   5,750,000   1       11/1/2011                                             3,694,375
                       Agrilink Foods, Inc., Company Guarantee,
   1,144,000           11.875%, 11/1/2008                                    1,196,910
                       American Seafoods Group LLC, Company Guarantee,
   4,225,000           10.125%, 4/15/2010                                    4,541,875
                       B&G Foods Holdings Corp., Sr. Note, 8.00%,
   2,000,000           10/1/2011                                             2,140,000
                       Constellation Brands, Inc., Company Guarantee,
   2,300,000           Series B, 8.00%, 2/15/2008                            2,512,750
                       Constellation Brands, Inc., Sr. Sub. Note,
   1,000,000           8.125%, 1/15/2012                                     1,091,250
                       Cott Beverages, Inc., Company Guarantee, 8.00%,
   3,525,000           12/15/2011                                            3,855,469
                       Del Monte Corp., Company Guarantee, Series B,
   5,375,000           9.25%, 5/15/2011                                      5,912,500
                       Del Monte Corp., Sr. Sub. Note, 8.625%,
   1,950,000           12/15/2012                                            2,193,750
                       Dole Food, Inc., Company Guarantee, 7.25%,
   1,525,000           6/15/2010                                             1,574,562
   4,200,000           Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009           4,588,500
   675,000             Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011          737,437
                       Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
   2,550,000           1/15/2008                                             1,976,250
   1,365,000           Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014          1,603,875
                       Michael Foods, Inc., Sr. Sub. Note, 8.00%,
   2,825,000           11/15/2013                                            2,994,500
                       National Beef Packaging Co. LLC, Sr. Note,
   2,150,000           10.50%, 8/1/2011                                      2,268,250
                       Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
   3,900,000    1,2    7/15/2012                                             4,056,000
                       Pilgrim's Pride Corp., Sr. Note, 9.625%,
   1,525,000           9/15/2011                                             1,723,250
                       Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
   2,650,000           11/15/2013                                            2,981,250
                ,2,3   Reddy Ice Group, Inc., Sr. Disc. Note,
   4,300,000   1       0/10.50%, 11/1/2012                                   2,988,500
                       Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
   2,700,000           8/1/2011                                              2,929,500
   2,950,000           Smithfield Foods, Inc., Note, 7.75%, 5/15/2013        3,296,625
                       Smithfield Foods, Inc., Sr. Note, Series B,
   3,400,000           8.00%, 10/15/2009                                     3,782,500
                       Smithfield Foods, Inc., Sr. Sub. Note, 7.625%,
   1,775,000           2/15/2008                                             1,908,125
   1,700,000           Swift & Co., Sr. Note, 10.125%, 10/1/2009             1,904,000
   1,625,000           Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010          1,844,375
                ,2,3    UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
   4,400,000   1       7/15/2012                                             3,476,000
                       United Agri Products, Inc., Sr. Note, 8.25%,
   858,000      1,2    12/15/2011                                            924,495
                       Total                                                 74,696,873
                       Gaming--5.3%
                       Boyd Gaming Corp., Sr. Sub. Note, 7.75%,
   1,500,000           12/15/2012                                            1,644,375
                       Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
   2,875,000           4/15/2012                                             3,212,812
                       Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
   1,000,000    1,2    11/15/2014                                            1,017,500
                       Isle of Capri Casinos, Inc., Company Guarantee,
   2,250,000           9.00%, 3/15/2012                                      2,491,875
                       Isle of Capri Casinos, Inc., Sr. Sub. Note,
   875,000             Series WI, 7.00%, 3/1/2014                            896,875
   1,500,000           MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014          1,481,250
   2,000,000           MGM Grand, Inc., Sr. Note, 6.00%, 10/1/2009           2,060,000
   4,000,000           MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010           4,570,000
   3,525,000           MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007       3,930,375
                       MTR Gaming Group, Inc., Company Guarantee,
   3,375,000           Series B, 9.75%, 4/1/2010                             3,729,375
                       Majestic Star Casino LLC, Company Guarantee,
   2,125,000           9.50%, 10/15/2010                                     2,263,125
                       Mandalay Resort Group, Sr. Sub. Note, 10.25%,
   6,100,000           8/1/2007                                              6,923,500
                       Mohegan Tribal Gaming Authority, Sr. Sub. Note,
   1,250,000           6.375%, 7/15/2009                                     1,290,625
                       Mohegan Tribal Gaming Authority, Sr. Sub. Note,
   1,525,000           8.00%, 4/1/2012                                       1,662,250
                       Park Place Entertainment Corp., Sr. Sub. Note,
   4,225,000           7.875%, 3/15/2010                                     4,779,531
                       Park Place Entertainment Corp., Sr. Sub. Note,
   3,150,000           8.125%, 5/15/2011                                     3,654,000
                       Penn National Gaming, Inc., Company Guarantee,
   2,000,000           11.125%, 3/1/2008                                     2,145,000
                       Penn National Gaming, Inc., Company Guarantee,
   1,775,000           8.875%, 3/15/2010                                     1,945,844
   600,000             Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012      614,250
                       Station Casinos, Inc., Sr. Sub. Note, 6.50%,
   2,525,000           2/1/2014                                              2,607,063
                       Sun International Hotels Ltd., Sr. Sub. Note,
   3,100,000           8.875%, 8/15/2011                                     3,402,250
                       Venetian Casino/LV Sands, Company Guarantee,
   2,575,000           11.00%, 6/15/2010                                     2,951,594
                       Virgin River Casino Corp., Sr. Secd. Disc.
   725,000      1,2    Note, 9.00%, 1/15/2012                                757,625
                       Total                                                 60,031,094
                       Healthcare--5.3%
                       AmeriPath, Inc., Company Guarantee, 10.50%,
   4,450,000           4/1/2013                                              4,750,375
                       Ardent Health Services, Sr. Sub. Note, 10.00%,
   3,100,000           8/15/2013                                             3,270,500
                       Bio Rad Laboratories, Inc., Sr. Sub. Note,
   1,450,000    1,2    6.125%, 12/15/2014                                    1,468,125
                ,2,3   CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
   8,000,000   1       1/1/2015                                              5,010,000
                       Concentra Operating Corp., Sr. Sub. Note,
   850,000      1,2    9.125%, 6/1/2012                                      964,750
                       Concentra Operating Corp., Sr. Sub. Note,
   2,500,000           9.50%, 8/15/2010                                      2,837,500
                       Fisher Scientific International, Inc., Sr. Sub.
   1,600,000    1,2    Note, 6.75%, 8/15/2014                                1,724,000
                       Fisher Scientific International, Inc., Sr. Sub.
   3,750,000           Note, 8.00%, 9/1/2013                                 4,275,000
                       HCA - The Healthcare Corp., Note, 8.75%,
   6,800,000           9/1/2010                                              7,781,791
                       HCA - The Healthcare Corp., Sr. Note, 7.875%,
   4,850,000           2/1/2011                                              5,348,774
   2,350,000           HCA Inc., Sr. Note, 7.50%, 11/6/2033                  2,404,454
                       Hanger Orthopedic Group, Inc., Company
   1,850,000           Guarantee, 10.375%, 2/15/2009                         1,919,375
                       Magellan Health Services, Inc., Sr. Note,
   2,241,172           Series A, 9.375%, 11/15/2008                          2,451,282
                       Medical Device Manufacturing, Inc., Sr. Sub.
   3,525,000    1,2    Note, 10.00%, 7/15/2012                               3,815,813
                       National Mentor, Inc., Sr. Sub. Note, 9.625%,
   2,300,000    1,2    12/1/2012                                             2,455,250
                       Sybron Dental Specialties, Inc., Company
   2,125,000           Guarantee, 8.125%, 6/15/2012                          2,326,875
   2,100,000    1,2    Tenet Healthcare Corp., Note, 9.875%, 7/1/2014        2,299,500
                        VWR International, Inc., Sr. Sub. Note, 8.00%,
   1,025,000    1,2    4/15/2014                                             1,099,313
                        Vanguard Health Holdings II, Sr. Sub. Note,
   1,625,000    1,2    9.00%, 10/1/2014                                      1,746,875
   1,175,000    1,2    Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014        1,207,313
                       Total                                                 59,156,865
                       Industrial--Other--5.3%
   2,500,000           Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012          2,587,500
                       Amsted Industries, Inc., Sr. Note, 10.25%,
   4,200,000    1,2    10/15/2011                                            4,767,000
                       Brand Services, Inc., Company Guarantee,
   3,675,000           12.00%, 10/15/2012                                    4,134,375
   2,225,000    1,2    Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012      2,375,187
                       Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
   2,200,000           5/15/2011                                             2,431,000
                       Eagle Picher Industries, Inc., Sr. Note, 9.75%,
   5,075,000           9/1/2013                                              5,100,375
   2,850,000    1,2    Hawk Corp., Sr. Note, 8.75%, 11/1/2014                2,935,500
                       Interline Brands, Inc., Sr. Sub. Note, 11.50%,
   3,275,000           5/15/2011                                             3,700,750
                       Mueller Group, Inc., Sr. Sub. Note, 10.00%,
   2,475,000           5/1/2012                                              2,710,125
   1,250,000    1,2    NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012          1,268,750
   3,545,000    1,2    Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010       3,934,950
   2,703,900    1,2    Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013        2,785,017
                       Norcross Safety Products, Sr. Sub. Note, Series
   4,200,000           B, 9.875%, 8/15/2011                                  4,662,000
                       Rexnord Corp., Company Guarantee, 10.125%,
   3,525,000           12/15/2012                                            4,000,875
                       Sensus Metering Systems, Inc., Sr. Sub. Note,
   3,550,000           8.625%, 12/15/2013                                    3,656,500
                       Superior Essex Communications LLC, Sr. Note,
   3,525,000           9.00%, 4/15/2012                                      3,648,375
                       Thermadyne Holdings Corp., Sr. Secd. Note,
   1,950,000           9.25%, 2/1/2014                                       1,911,000
                       Valmont Industries, Inc., Sr. Sub. Note,
   1,350,000           6.875%, 5/1/2014                                      1,410,750
                       WESCO Distribution, Inc., Company Guarantee,
   1,350,000           9.125%, 6/1/2008                                      1,397,250
                       WESCO Distribution, Inc., Sr. Sub. Note,
   725,000             9.125%, 6/1/2008                                      750,375
                       Total                                                 60,167,654
                       Lodging--1.7%
                       Gaylord Entertainment Co., Sr. Note, 6.75%,
   2,000,000    1,2    11/15/2014                                            2,020,000
                       HMH Properties, Inc., Sr. Note, Series B,
   1,093,000           7.875%, 8/1/2008                                      1,128,522
                       Host Marriott LP, Unsecd. Note, 7.125%,
   3,100,000           11/1/2013                                             3,328,625
                       Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
   2,575,000           6/15/2013                                             2,858,250
                       Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
   1,925,000           5/15/2010                                             2,184,875
                       Starwood Hotels & Resorts Worldwide, Inc.,
   2,700,000           Company Guarantee, 7.875%, 5/1/2012                   3,098,250
                       Starwood Hotels & Resorts Worldwide, Inc.,
   2,975,000           Note, 7.375%, 5/1/2007                                3,186,969
                       Starwood Hotels & Resorts Worldwide, Inc.,
   1,300,000           Unsecd. Note, 6.75%, 11/15/2005                       1,342,250
                       Total                                                 19,147,741
                       Media--Cable--2.9%
   2,150,000           CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009       2,362,312
   1,775,000    1,2    CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012        1,837,125
   2,910,000           CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007      3,135,525
                       Cablevision Systems Corp., Sr. Note, 8.00%,
   3,550,000    1,2    4/15/2012                                             3,807,375
                       Charter Communications Holdings Capital Corp.,
   8,325,000     3     Sr. Disc. Note, 0/12.125%, 1/15/2012                  5,702,625
                       Charter Communications Holdings II, Sr. Note,
   5,900,000           10.25%, 9/15/2010                                     6,283,500
                       Kabel Deutschland GMBH, Sr. Note, 10.625%,
   6,475,000    1,2    7/1/2014                                              7,478,625
                       Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
   1,400,000           11.00%, 12/1/2015                                     1,568,000
                       Total                                                 32,175,087
                       Media--Non--Cable--9.5%
                       Advanstar Communications, Company Guarantee,
   4,150,000           Series B, 12.00%, 2/15/2011                           4,497,562
                       Advanstar Communications, Sr. Secd. Note,
   1,700,000           10.75%, 8/15/2010                                     1,927,375
                       Advanstar, Inc., Company Guarantee, Series B,
   2,100,000     3     0/15.00%, 10/15/2011                                  1,787,625
                       Advertising Directory Solutions Holdings, Inc.,
   500,000      1,2    Sr. Note, 9.25%, 11/15/2012                           527,500
                       Affinity Group, Inc., Sr. Sub. Note, 9.00%,
   2,200,000           2/15/2012                                             2,392,500
                       American Media Operations, Inc., Company
   2,700,000           Guarantee, Series B, 10.25%, 5/1/2009                 2,858,625
                       American Media Operations, Inc., Sr. Sub. Note,
   1,850,000           8.875%, 1/15/2011                                     1,977,187
   2,850,000    1,2    CBD Media Holdings, 9.25%, 7/15/2012                  2,946,187
                       Cadmus Communications Corp., Sr. Sub. Note,
   1,275,000           8.375%, 6/15/2014                                     1,394,531
                       DIRECTV Holdings LLC, Sr. Note, 8.375%,
   4,575,000           3/15/2013                                             5,152,594
                       Dex Media East LLC, Company Guarantee, 12.125%,
   4,371,000           11/15/2012                                            5,349,011
                       Dex Media West LLC, Sr. Sub. Note, Series B,
   6,739,000           9.875%, 8/15/2013                                     7,800,392
                       Dex Media, Inc., Discount Bond, 0/9.00%,
   4,125,000     3     11/15/2013                                            3,253,594
   1,000,000           Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008        1,017,500
   6,100,000    1,2    Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014       6,206,750
                       Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
   2,150,000     3     10/15/2013                                            1,591,000
                       Lamar Media Corp., Sr. Sub. Note, 7.25%,
   2,350,000           1/1/2013                                              2,549,750
                       Liberty Group Ltd., Sr. Sub. Note, 9.375%,
   2,275,000           2/1/2008                                              2,320,500
                       NBC Acquisition Corp., Sr. Disc. Note,
   2,600,000     3     0/11.00%, 3/15/2013                                   1,911,000
                       Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
   1,825,000           3/15/2012                                             1,879,750
   3,800,000    1,2    PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014            4,260,750
                ,2,3   PanAmSat Holding Corp., Sr. Disc. Note,
   7,500,000   1       0/10.375%, 11/1/2014                                  5,193,750
   1,350,000           Primedia, Inc., Sr. Note, 8.875%, 5/15/2011           1,434,375
                       Quebecor Media Inc., Sr. Note, 11.125%,
   2,950,000           7/15/2011                                             3,385,125
                       R. H. Donnelly Finance Corp., Sr. Sub. Note,
   3,600,000    1,2    10.875%, 12/15/2012                                   4,293,000
                       Rainbow National Services LLC, Sr. Sub. Note,
   4,250,000    1,2    10.375%, 9/1/2014                                     4,813,125
                       Readers Digest Association, Inc., Sr. Note,
   1,100,000           Series 144A, 6.50%, 3/1/2011                          1,155,000
                       Sinclair Broadcast Group, Inc., Company
   2,800,000           Guarantee, 8.75%, 12/15/2011                          3,062,500
                       Sinclair Broadcast Group, Inc., Sr. Sub. Note,
   1,075,000           8.00%, 3/15/2012                                      1,147,563
                       Sun Media Corp., Company Guarantee, 7.625%,
   2,100,000           2/15/2013                                             2,302,125
                       Vertis, Inc., Sr. Note, Series B, 10.875%,
   7,050,000           6/15/2009                                             7,684,500
                       Vertis, Inc., Sr. Secd. 2nd Priority Note,
   675,000             9.75%, 4/1/2009                                       735,750
                       WDAC Subsidiary Corp., Sr. Note, 8.375%,
   1,625,000    1,2    12/1/2014                                             1,610,781
                       XM Satellite Radio, Inc., Sr. Secd. Note,
   1,802,000           12.00%, 6/15/2010                                     2,137,623
                       Yell Finance BV, Sr. Disc. Note, 0/13.50%,
   2,681,000     3     8/1/2011                                              2,647,488
   1,365,000           Yell Finance BV, Sr. Note, 10.75%, 8/1/2011           1,583,400
                       Ziff Davis Media, Inc., Company Guarantee,
   413,537             Series, 13.00%, 8/12/2009                             444,552
                       Total                                                 107,232,340
                       Metals & Mining--1.5%
                       California Steel Industries, Inc., Sr. Note,
   2,400,000           6.125%, 3/15/2014                                     2,394,000
                       Imco Recycling Escrow, Sr. Note, 9.00%,
   1,300,000    1,2    11/15/2014                                            1,358,500
                       Imco Recycling, Inc., Sr. Secd. Note, 10.375%,
   3,425,000           10/15/2010                                            3,904,500
                       Ispat Inland ULC, Sr. Secd. Note, 9.75%,
   650,000             4/1/2014                                              805,675
                        Republic Technologies International, Inc.,
   2,000,000     4     Company Guarantee, 13.75%, 7/15/2009                  0
   2,675,000           Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006       2,741,875
                       United States Steel Corp., Sr. Note, 9.75%,
   2,881,000           5/15/2010                                             3,298,745
                       Wise Metals Group LLC, Sr. Secd. Note, 10.25%,
   1,925,000           5/15/2012                                             1,953,875
                       Total                                                 16,457,170
                       Packaging--2.4%
                       Berry Plastics Corp., Company Guarantee,
   3,775,000           10.75%, 7/15/2012                                     4,341,250
                       Graham Packaging Co., Sub. Note, 8.50%,
   1,575,000    1,2    10/15/2012                                            1,661,625
                       Greif Brothers Corp., Sr. Sub. Note, 8.875%,
   2,400,000           8/1/2012                                              2,682,000
                       Huntsman Packaging Corp., Company Guarantee,
   3,400,000           13.00%, 6/1/2010                                      3,332,000
                       Owens-Brockway Glass Container, Inc., Company
   1,500,000           Guarantee, 7.75%, 5/15/2011                           1,631,250
                       Owens-Brockway Glass Container, Inc., Company
   2,600,000           Guarantee, 8.25%, 5/15/2013                           2,873,000
   5,250,000           Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007      5,617,500
   650,000             Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009       711,750
   1,550,000           Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010         1,511,250
                       Russell Stanley Holdings, Inc., Sr. Sub. Note,
   498,017      1,2    9.00%, 11/30/2008                                     286,758
                       Tekni-Plex, Inc., Company Guarantee, Series B,
   2,975,000           12.75%, 6/15/2010                                     2,841,125
                       Total                                                 27,489,508
                       Paper--3.8%
   1,025,000    1,2    Boise Cascade LLC, Sr. Note, 4.945%, 10/15/2012       1,068,562
                       Boise Cascade LLC, Sr. Sub. Note, 7.125%,
   1,450,000    1,2    10/15/2014                                            1,540,625
   4,725,000           Georgia-Pacific Corp., Note, 7.50%, 5/15/2006         4,973,062
                       Georgia-Pacific Corp., Sr. Note, 8.125%,
   6,150,000           5/15/2011                                             7,103,250
                       Georgia-Pacific Corp., Sr. Note, 9.375%,
   5,600,000           2/1/2013                                              6,552,000
                       Graphic Packaging International Corp., Sr. Sub.
   3,100,000           Note, 9.50%, 8/15/2013                                3,541,750
                       Jefferson Smurfit Corp., Company Guarantee,
   3,000,000           8.25%, 10/1/2012                                      3,285,000
   3,550,000           MDP Acquisitions PLC, 9.625%, 10/1/2012               3,976,000
                       MDP Acquisitions PLC, Sub. Note, 15.50%,
   3,431,137           10/1/2013                                             4,031,586
                       Riverside Forest Products Ltd., Sr. Note,
   1,550,000           7.875%, 3/1/2014                                      1,712,750
   2,600,000           Stone Container Corp., Sr. Note, 9.75%, 2/1/2011      2,860,000
   2,625,000           Tembec Industries, Inc., 8.50%, 2/1/2011              2,651,250
                       Total                                                 43,295,835
                       Restaurants--0.5%
   825,000             Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010       886,875
   1,725,000    1,2    Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013        1,794,000
   766,000             Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011        840,685
                       Landry's Seafood Restaurants, Inc., Sr. Note,
   2,475,000    1,2    7.50%, 12/15/2014                                     2,468,812
                       Total                                                 5,990,372
                       Retailers--3.3%
                       Couche-Tard Financing Corp., Sr. Sub. Note,
   3,350,000           7.50%, 12/15/2013                                     3,609,625
   2,475,000           FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014            2,561,625
                       Finlay Fine Jewelry Corp., Sr. Note, 8.375%,
   1,125,000           6/1/2012                                              1,220,625
                       General Nutrition Center, Sr. Sub. Note, 8.50%,
   1,100,000           12/1/2010                                             1,045,000
                       Hines Nurseries, Inc., Company Guarantee,
   2,150,000           10.25%, 10/1/2011                                     2,359,625
                       Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
   4,400,000    1,2    8.50%, 8/1/2014                                       4,532,000
                       Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%,
   2,825,000           5/15/2012                                             3,086,312
   2,225,000           Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009      2,395,368
                       PCA International, Inc., Sr. Note, 11.875%,
   3,900,000           8/1/2009                                              3,451,500
   6,176,000           Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012        7,642,800
   2,150,000           Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010      2,284,375
   2,550,000           Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011      2,811,375
                       Total                                                 37,000,230
                       Services--1.0%
                       CB Richard Ellis Services, Sr. Note, 9.75%,
   1,007,000           5/15/2010                                             1,153,015
                       Global Cash Access LLC, Sr. Sub. Note, 8.75%,
   3,450,000           3/15/2012                                             3,734,625
                       Language Line, Inc., Sr. Sub. Note, 11.125%,
   325,000             6/15/2012                                             346,125
   2,475,000           SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006          2,512,125
                       The Brickman Group Ltd., Sr. Sub. Note, Series
   3,050,000           B, 11.75%, 12/15/2009                                 3,583,750
                       Total                                                 11,329,640
                       Technology--3.5%
                       AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%,
   1,560,000           2/1/2013                                              1,840,800
                       Activant Solutions, Inc., Sr. Note, 10.50%,
   3,475,000           6/15/2011                                             3,753,000
                       Danka Business Systems PLC, Sr. Note, 11.00%,
   2,100,000           6/15/2010                                             2,236,500
                       Freescale Semiconductor, Inc., Sr. Note,
   1,850,000           7.125%, 7/15/2014                                     2,016,500
                       Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
   3,875,000           8/15/2008                                             4,233,437
                       MagnaChip Semiconductor S.A., Sr. Sub. Note,
   1,250,000    1,2    8.00%, 12/15/2014                                     1,309,375
                       Seagate Technology HDD Holdings, Sr. Note,
   3,300,000           8.00%, 5/15/2009                                      3,580,500
                       Telex Communications, Inc., Sr. Secd. Note,
   2,075,000           11.50%, 10/15/2008                                    2,272,125
   5,300,000    1,2    UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012            6,055,250
   2,775,000           Unisys Corp., Sr. Note, 6.875%, 3/15/2010             2,983,125
   3,100,000           Xerox Corp., Sr. Note, 7.625%, 6/15/2013              3,417,750
   4,925,000           Xerox Corp., Sr. Note, 9.75%, 1/15/2009               5,811,500
                       Total                                                 39,509,862
                       Textile--0.8%
   1,725,000           GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007           1,681,875
                       Phillips Van Heusen Corp., Sr. Note, 8.125%,
   1,550,000           5/1/2013                                              1,689,500
   2,600,000           Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013      2,873,000
                       William Carter Co., Sr. Sub. Note, Series B,
   2,145,000           10.875%, 8/15/2011                                    2,413,125
                       Total                                                 8,657,500
                       Tobacco--0.7%
                       Commonwealth Brands, Inc., Sr. Sub. Secd. Note,
   3,350,000    1,2    10.625%, 9/1/2008                                     3,534,250
   1,800,000           Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                1,899,000
                       Dimon, Inc., Sr. Note, Series B, 9.625%,
   1,525,000           10/15/2011                                            1,677,500
                       Standard Commercial Corp., Sr. Note, 8.00%,
   1,100,000           4/15/2012                                             1,135,750
                       Total                                                 8,246,500
                       Transportation--0.7%
                       Allied Holdings, Inc., Sr. Note, 8.625%,
   2,300,000           10/1/2007                                             1,854,375
                       AmeriTruck Distribution Corp., Sr. Sub. Note,
   1,025,000     4     12.25%, 11/15/2005                                    0
   600,000             Stena AB, Sr. Note, 7.50%, 11/1/2013                  631,500
   4,650,000           Stena AB, Sr. Note, 9.625%, 12/1/2012                 5,277,750
                       The Holt Group, Inc., Company Guarantee, 9.75%,
   1,050,000     4     1/15/2006                                             0
                       Total                                                 7,763,625
                       Utility--Electric--3.2%
   2,500,000           CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011          2,853,125
                       Caithness Coso Funding Corp., Sr. Secd. Note,
   3,778,009           Series B, 9.05%, 12/15/2009                           4,174,700
                       Calpine Canada Energy Finance Corp., Company
   2,250,000           Guarantee, 8.50%, 5/1/2008                            1,856,250
   3,900,000           Calpine Corp., Note, 8.50%, 2/15/2011                 2,993,250
                        NRG Energy, Inc., Sr. Secd. Note, 8.00%,
   2,900,000    1,2    12/15/2013                                            3,175,500
   350,000             Nevada Power Co., 6.50%, 4/15/2012                    371,875
   625,000      1,2    Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015        632,813
                       Nevada Power Co., Second Mortgage Notes, 9.00%,
   5,350,000           8/15/2013                                             6,286,250
                       Northwestern Corp., Sr. Secd. Note, 5.875%,
   875,000      1,2    11/1/2014                                             899,475
                       PSEG Energy Holdings, Sr. Note, 10.00%,
   4,225,000           10/1/2009                                             5,017,188
                       Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
   1,025,000           12/15/2014                                            1,023,719
                       Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
   1,850,000           7/15/2010                                             2,072,000
                       Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
   2,950,000           7/15/2013                                             3,366,688
   1,725,000    1,2    Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014         1,791,844
                       Total                                                 36,514,677
                       Utility--Natural Gas--4.1%
   750,000             ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010         843,750
   800,000             El Paso Corp., 6.75%, 5/15/2009                       816,000
   4,725,000           El Paso Corp., Note, 6.95%, 12/15/2007                4,973,062
   8,150,000           El Paso Corp., Sr. Note, 7.80%, 8/1/2031              7,864,750
   5,125,000           El Paso Corp., Sr. Note, 8.05%, 10/15/2030            4,984,062
                       El Paso Production Holding Co., Company
   4,250,000           Guarantee, 7.75%, 6/1/2013                            4,473,125
   2,000,000           Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014      2,065,000
                       MarkWest Energy Partners LP, Sr. Note, 6.875%,
   775,000      1,2    11/1/2014                                             790,500
                       Pacific Energy Partners LP, Sr. Note, 7.125%,
   2,250,000           6/15/2014                                             2,407,500
   1,750,000           Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008       1,881,726
   2,225,000           Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032       2,519,813
                       Tennessee Gas Pipeline, Sr. Deb., 7.50%,
   1,100,000           4/1/2017                                              1,218,250
                       Transcontinental Gas Pipe Corp., Sr. Note,
   2,275,000           8.875%, 7/15/2012                                     2,778,344
   4,775,000           Williams Cos., Inc., Note, 7.625%, 7/15/2019          5,276,375
   3,425,000           Williams Cos., Inc., Note, 7.875%, 9/1/2021           3,836,000
                       Total                                                 46,728,257
                       Wireless Communications--2.1%
   1,500,000   1,2,3   Inmarsat Finance PLC, 0/10.375%, 11/15/2012           1,087,500
                       Inmarsat Finance PLC, Sr. Note, 7.625%,
   550,000             6/30/2012                                             574,750
                       New Skies Satellites NV, Sr. Sub. Note, 9.125%,
   1,425,000    1,2    11/1/2012                                             1,460,625
                       NEXTEL Communications, Inc., Sr. Note, 7.375%,
   7,675,000           8/1/2015                                              8,480,875
                       Nextel Partners, Inc., Sr. Note, 8.125%,
   1,200,000           7/1/2011                                              1,338,000
   3,200,000           Rogers Wireless, Inc., 6.375%, 3/1/2014               3,184,000
                       Rogers Wireless, Inc., Sr. Secd. Note, 5.525%,
   1,200,000    1,2    12/15/2010                                            1,263,000
                       Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
   450,000      1,2    12/15/2012                                            479,250
                       Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
   550,000      1,2    3/15/2015                                             583,000
                       Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
   2,250,000    1,2    12/15/2012                                            2,390,625
                       US Unwired, Inc., Sr. Secd. Note, 10.00%,
   2,725,000           6/15/2012                                             3,086,063
                       Total                                                 23,927,688
                       Wireline Communications--5.8%
   11,825,000          AT&T Corp., Sr. Note, 9.75%, 11/15/2031               14,175,219
                       Alaska Communications Systems Holdings, Inc.,
   3,375,000           Sr. Note, 9.875%, 8/15/2011                           3,645,000
                       Cincinnati Bell, Inc., Company Guarantee,
   3,275,000           7.25%, 7/15/2013                                      3,381,437
                       Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
   2,250,000           1/15/2014                                             2,289,375
   2,750,000           Citizens Communications Co., 9.00%, 8/15/2031         3,155,625
                       Citizens Communications Co., Sr. Note, 6.25%,
   1,950,000           1/15/2013                                             1,974,375
                       Citizens Communications Co., Unsecd. Note,
   1,025,000           9.25%, 5/15/2011                                      1,204,375
   7,150,000           MCI, Inc., Sr. Note, 8.735%, 5/1/2014                 7,704,125
                       Primus Telecommunications Holding, Inc., Sr.
   2,725,000           Note, 8.00%, 1/15/2014                                2,411,625
   1,000,000           Qwest Corp., Note, 6.125%, 11/15/2005                 1,025,000
   11,275,000   1,2    Qwest Corp., Note, 9.125%, 3/15/2012                  13,079,000
                       Qwest Services Corp., Sr. Sub. Note, 14.00%,
   9,525,000    1,2    12/15/2010                                            11,501,438
                       Total                                                 65,546,594
                       Total Corporate Bonds (identified cost
                       $1,018,134,191)                                       1,087,660,306

                       Common Stocks & Warrants--0.3%
                       Chemicals--0.0%
   704           4     General Chemical Industrial Products, Inc.            130,986
                       General Chemical Industrial Products, Inc.,
   302           4     Warrants                                              0
                       General Chemical Industrial Products, Inc.,
   407           4     Warrants                                              0
                       Total                                                 130,986
                       Consumer Products--0.0%
   1,003        1,4    Sleepmaster LLC                                       271,793
                       Food & Beverage--0.1%
   80,670              B&G Foods, Inc.                                       1,208,437
                       Industrial--Other--0.1%
   458,151     1,2,4   ACP Holdings Corp., Warrants                          813,218
                       Media--Cable--0.1%
   11,970        4     NTL, Inc.                                             873,331
                       Media--Non--Cable--0.0%
   1,000         4     Advanstar, Inc., Warrants                             20
   1,800         4     XM Satellite Radio, Inc., Warrants                    154,800
   19,800        4     Ziff Davis Media, Inc., Warrants                      9,900
                       Total                                                 164,720
                       Metals & Mining--0.0%
                       Republic Technologies International, Inc.,
   2,000         4     Warrants                                              20
   57,533        4      Royal Oak Mines, Inc.                                316
                       Total                                                 336
                       Other--0.0%
   171          1,4    CVC Claims Litigation LLC                             0
                       Packaging--0.0%
   1,000         4     Pliant Corp., Warrants                                10
   57,000       1,4    Russell Stanley Holdings, Inc.                        28,500
                       Total                                                 28,510
                       Paper--0.0%
   1,600       1,2,4   MDP Acquisitions PLC, Warrants                        45,600
                       Wireline Communications--0.0%
   68,141        4     McLeodUSA, Inc., Warrants                             14,310
   17,646        4     Viatel Holding (Bermuda) Ltd.                         21,175
                       Total                                                 35,485
                       Total Common Stocks & warrants (identified cost
                       $13,027,624)                                          3,572,416
                       Preferred Stocks--0.7%
                       Media--Non--Cable--0.4%
                       Primedia, Inc., Exchangeable Pfd. Stock, Series
   39,650              G, $8.62, Annual Dividend                             3,647,800
   4,225               Primedia, Inc., Pfd., $9.20, Annual Dividend          407,712
   108                 Ziff Davis Media, Inc., PIK Pfd., Series E-1          74,790
                       Total                                                 4,130,302
                       Retailers--0.3%
                       General Nutrition Centers Holding Co.,
   3,125               Exchangeable Pfd. Stock, Series A                     3,039,062
                       Wireline Communications--0.0%
   30,751              McLeodUSA, Inc., Conv. Pfd., Series A                 112,087
                       Total Preferred Stocks (identified cost
                       $14,216,761)                                          7,281,451
                       Repurchase Agreement--0.8%
                       Interest in $2,000,000,000 joint repurchase
                       agreement with UBS Securities LLC, 2.28%, dated
                       12/31/2004, to be repurchased at $8,864,684 on
                       1/3/2005, collateralized by U.S. Government
                       Agency Obligations with various maturities to
                       9/25/2034, collateral market value
   8,863,000           $2,060,003,250 (at amortized cost)                    8,863,000
                       Total Investments--98.2%
                        (identified cost $1,054,241,576)5                    1,107,377,173
                       other assets and liabilities--net--1.8%                 20,085,290
                       total net assets--100%                              $  1,127,462,463

1     Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.  At
December 31, 2004, these securities amounted to $241,688,901 which represents 21.4%
of total net assets.
2     Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At
December 31, 2004, these securities amounted to $241,388,608 which represents 21.4%
of total net assets.
3     Denotes a Zero Coupon bond with effective rate at time of purchase.
4     Non-income producing security.
5     The cost of investments for federal tax purposes amounts to $1,063,011,455.

Note:  The categories of investments are shown as a percentage of total net assets at
December 31, 2004.

The following acronym is used throughout this portfolio:
PIK         --Payment in Kind

See Notes which are an integral part of the Financial Statements


Statement of Assets and Liabilities
December 31, 2004
Assets:
Total investments in securities, at value (identified
cost $1,054,241,576)                                                         $  1,107,377,173
Cash                                                                            615,290
Income receivable                                                               21,668,468
Total assets                                                                    1,129,660,931
Liabilities:
Payable for investments purchased                         $   1,250,000
Income distribution payable                                   922,988
Accrued expenses                                              25,480
Total liabilities                                                               2,198,468
Net assets for 159,265,753 shares outstanding                                $  1,127,462,463
Net Assets Consist of:
Paid in capital                                                              $  1,268,822,238
Net unrealized appreciation of investments                                      53,135,597
Accumulated net realized loss on investments                                    (193,972,365)
Distributions in excess of net investment income                                (523,007)
Total Net Assets                                                             $  1,127,462,463
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
Net asset value per share ($1,127,462,463/ 159,265,753
shares outstanding), no par value, unlimited shares
authorized                                                                      $7.08

See Notes which are an integral part of the Financial Statements

Statement of Operations
Year Ended December 31, 2004
Investment Income:
Dividends                                                                    $  468,868
Interest                                                                        97,229,720
Total income                                                                    97,698,588
Expenses:
Administrative personnel and services fee (Note 5)        $   930,263
Custodian fees                                                53,736
Transfer and dividend disbursing agent fees and
expenses (Note 5)                                             15,804
Directors'/Trustees' fees                                     14,084
Auditing fees                                                 19,516
Legal fees                                                    2,667
Portfolio accounting fees                                     153,635
Insurance premiums                                            25,355
Miscellaneous                                                 8,151
Total expenseS                                                1,223,211
Waiver of administrative personnel and services fee
(Note 5)                                                                        (930,263)
Net expenses                                                                    292,948
Net investment income                                                           97,405,640
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments                                                26,670,940
Net change in unrealized appreciation of investments                            1,822,206
Net realized and unrealized gain on investments                                 28,493,146
Change in net assets resulting from operations                               $  125,898,786
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended December 31                                        2004                 2003
Increase (Decrease) in Net Assets
Operations:
Net investment income                                     $   97,405,640       $   91,413,765
Net realized gain (loss) on investments                       26,670,940           (22,574,214   )
Net change in unrealized appreciation/depreciation of
investments                                                   1,822,206            152,101,332
Change in net assets resulting from operations                125,898,786          220,940,883
Distributions to Shareholders:
Distributions from net investment income                      (100,935,028)        (94,132,273)
Share Transactions:
Proceeds from sale of shares                                  49,204,600           486,204,000
Net asset value of shares issued to shareholders in
payment of distributions declared                             91,824,539           92,852,372
Cost of shares redeemed                                       (237,208,797)        (304,683,083)
Change in net assets resulting from share transactions        (96,179,658)         274,373,289
Change in net assets                                          (71,215,900)         401,181,899
Net Assets:
Beginning of period                                           1,198,678,363        797,496,464
End of period (including distributions IN excess of
net investment income of $(523,007) and $(1,363,086),
respectively)                                             $   1,127,462,463    $   1,198,678,363

See Notes which are an integral part of the Financial Statements


Notes to Financial Statements

December 31, 2004

1.    ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, High-Yield Bond Portfolio (the "Fund") and Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest   income  and  expenses  are  accrued   daily.   Dividend   income  and
distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have not been deemed liquid by the Trustees, held at December 31, 2004, is as follows:

Security                                       Acquisition Date    Acquisition
                                                                      Cost
CVC Claims Litigation LLC                         03/26/1997       $1,676,091
Russell Stanley Holdings, Inc.                    02/05/1999       $2,946,594
Sleepmaster LLC                                   05/12/1999         $26,114
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.    SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended  December 31                          2004               2003
Shares sold                                      7,111,840          75,243,430
Shares issued to shareholders in payment of      13,250,561         14,095,912
distributions declared
Shares redeemed                                  (34,151,872)       (46,849,589)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS     (13,789,471)       42,489,753

4.    FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted interest and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

                                                     Increase (Decrease)
                                  Undistributed              Accumulated
                                 Net Investment             Net Realized
            Paid-In Capital              Income                   Losses
                  $(12,074)          $4,369,467             $(4,357,393)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003 was as follows:

                                                     2004           2003
                            Ordinary income1   $100,935,028    $94,132,273

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                            Undistributed ordinary income    $ 1,370,156
                              Net unrealized appreciation    $44,365,718
                                Capital loss carryforward    $187,095,650

At December 31, 2004, the cost of investments for federal tax purposes was $1,063,011,455. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $44,365,718. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,381,463 and net unrealized depreciation from investments for those securities having an excess of cost over value of $32,015,745.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At December 31, 2004, the Fund had a capital loss carryforward of $187,095,650 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                                 Expiration Year       Expiration Amount
                                            2009             $52,994,308
                                            2010             $88,455,746
                                            2011             $45,645,596

5.    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management  Company is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee

Federated  Administrative  Services  (FAS),  under the  Administrative  Services
Agreement, provides the Fund with administrative personnel and services including certain legal and financial reporting services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

                                                      Average Aggregate
                   Maximum Administrative Fee          Daily Net Assets
                                                 of the Federated Funds
                                       0.150%   on the first $5 billion
                                       0.125%    on the next $5 billion
                                       0.100%   on the next $10 billion
                                       0.075%    on assets in excess of
                                                            $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company, through its subsidiary Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $7,775, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6.    Investment Transactions

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the year ended December 31, 2004, were as follows:

Purchases                                                $  480,439,232
Sales                                                    $  572,765,178

7.    Legal Proceedings

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8.    FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2004, 0.37% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2004, 0.37% qualify for the dividend received deduction available to corporate shareholders.


Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Federated Core Trust and
Shareholders of High-Yield Bond Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High-Yield Bond Portfolio (the "Fund") (one of the portfolios constituting Federated Core Trust) as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High-Yield Bond Portfolio of Federated Core Trust at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



Ernst & Young LLP





Boston, Massachusetts
February 7, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund`s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees background


Name
Birth Date
Address
Positions Held with Trust         Principal Occupation(s) for Past Five Years, Other
Date Service Began                Directorships Held and Previous Position(s)


John F. Donahue*                  Principal Occupations: Chairman and Director or
Birth Date: July 28, 1924         Trustee of the Federated Fund Complex; Chairman and
CHAIRMAN AND TRUSTEE              Director, Federated Investors, Inc.
Began serving:August 1996
                                  Previous Positions: Trustee, Federated Investment
                                  Management Company and Chairman and Director,
                                  Federated Investment Counseling.

Lawrence D. Ellis, M.D.*          Principal Occupations: Director or Trustee of the
Birth Date: October 11, 1932      Federated Fund Complex; Professor of Medicine,
3471 Fifth Avenue                 University of Pittsburgh; Medical Director,
Suite 1111                        University of Pittsburgh Medical Center Downtown;
Pittsburgh, PA                    Hematologist, Oncologist and Internist, University
TRUSTEE                           of Pittsburgh Medical Center.
Began serving: August 1996
                                  Other Directorships Held: Member, National Board of
                                  Trustees, Leukemia Society of America.

                                  Previous Positions:  Trustee, University of
                                  Pittsburgh; Director, University of Pittsburgh
                                  Medical Center.

* Reasons for "interested" status: John F. Donahue is "interested" due to the positions he holds with Federated Investors, Inc. and its subsidiaries.
     Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

Independent trustees background

Name
Birth Date
Address
Positions Held with Trust         Principal Occupation(s) for Past Five Years, Other
Date Service Began                Directorships Held and Previous Position(s)
Thomas G. Bigley                  Principal Occupation: Director or Trustee of the
Birth Date: February 3, 1934      Federated Fund Complex.
15 Old Timber Trail
Pittsburgh, PA                    Other Directorships Held: Director, Member of
TRUSTEE                           Executive Committee, Children's Hospital of
Began serving: August 1996        Pittsburgh; Director, University of Pittsburgh.

                                  Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.               Principal Occupations: Director or Trustee of the
Birth Date: June 23, 1937         Federated Fund Complex; Chairman of the Board,
Investment                        Investment Properties Corporation; Partner or Trustee
Properties Corporation            in private real estate ventures in Southwest Florida.
3838 North Tamiami Trail
Suite 402                         Previous Positions: President, Investment Properties
Naples, FL                        Corporation; Senior Vice President, John R. Wood and
TRUSTEE                           Associates, Inc., Realtors; President, Naples
Began serving: August 1996        Property Management, Inc. and Northgate Village
                                  Development Corporation.

Nicholas P. Constantakis          Principal Occupations: Director or Trustee of the
Birth Date: September 3,          Federated Fund Complex.
1939
175 Woodshire Drive               Other Directorships Held: Director and Member of the
Pittsburgh, PA                    Audit Committee, Michael Baker Corporation
TRUSTEE                           (engineering and energy services worldwide).
Began serving: February 1998
                                  Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham                Principal Occupation: Director or Trustee of the
Birth Date: March 5, 1943         Federated Fund Complex.
353 El Brillo Way
Palm Beach, FL                    Other Directorships Held: Chairman, President and
TRUSTEE                           Chief Executive Officer, Cunningham & Co., Inc.
Began serving: January 1999       (strategic business consulting); Trustee Associate,
                                  Boston College.

                                  Previous Positions:  Director, Redgate Communications
                                  and EMC Corporation (computer storage systems);
                                  Chairman of the Board and Chief Executive Officer,
                                  Computer Consoles, Inc.; President and Chief
                                  Operating Officer, Wang Laboratories; Director, First
                                  National Bank of Boston; Director, Apollo Computer,
                                  Inc.

Peter E. Madden                   Principal Occupation:  Director or Trustee of the
Birth Date: March 16, 1942        Federated Fund Complex.
One Royal Palm Way
100 Royal Palm Way                Other Directorships Held: Board of Overseers, Babson
Palm Beach, FL                    College.
TRUSTEE
Began serving: August 1996        Previous Positions:  Representative, Commonwealth of
                                  Massachusetts General Court; President, State Street
                                  Bank and Trust Company and State Street Corporation
                                  (retired); Director, VISA USA and VISA International;
                                  Chairman and Director, Massachusetts Bankers
                                  Association; Director, Depository Trust Corporation;
                                  Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr.         Principal Occupations: Director or Trustee of the
Birth Date: April 10, 1945        Federated Fund Complex; Management Consultant;
80 South Road                     Executive Vice President, DVC Group, Inc. (marketing
Westhampton Beach, NY             communications and technology) (prior to 9/1/00).
TRUSTEE
Began serving: January 1999       Previous Positions: Chief Executive Officer, PBTC
                                  International Bank; Partner, Arthur Young & Company
                                  (now Ernst & Young LLP); Chief Financial Officer of
                                  Retail Banking Sector, Chase Manhattan Bank; Senior
                                  Vice President, HSBC Bank USA (formerly, Marine
                                  Midland Bank); Vice President, Citibank; Assistant
                                  Professor of Banking and Finance, Frank G. Zarb
                                  School of Business, Hofstra University.

John E. Murray, Jr., J.D.,        Principal Occupations: Director or Trustee of the
S.J.D.                            Federated Fund Complex; Chancellor and Law Professor,
Birth Date: December 20,          Duquesne University; Partner, Murray, Hogue and
1932                              Lannis.
Chancellor, Duquesne
University                        Other Directorships Held: Director, Michael Baker
Pittsburgh, PA                    Corp. (engineering, construction, operations and
TRUSTEE                           technical services).
Began serving: August 1996
                                  Previous Positions: President, Duquesne University;
                                  Dean and Professor of Law, University of Pittsburgh
                                  School of Law; Dean and Professor of Law, Villanova
                                  University School of Law.

Marjorie P. Smuts                 Principal Occupations: Director or Trustee of the
Birth Date: June 21, 1935         Federated Fund Complex; Public Relations/Marketing
4905 Bayard Street                Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                           Previous Positions: National Spokesperson, Aluminum
Began serving: August 1996        Company of America; television producer; President,
                                  Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh                     Principal Occupations: Director or Trustee of the
Birth Date: November 28,          Federated Fund Complex; President and Director, Heat
1957                              Wagon, Inc. (manufacturer of construction temporary
2604 William Drive                heaters); President and Director, Manufacturers
Valparaiso, IN                    Products, Inc. (distributor of portable construction
TRUSTEE                           heaters); President, Portable Heater Parts, a
Began serving: January 1999       division of Manufacturers Products, Inc.

                                  Previous Position:  Vice President, Walsh & Kelly,
                                  Inc.

Officers

Name
Birth Date
Positions Held with Trust         Principal Occupation(s) for Past Five Years and
Date Began Serving                Previous Position(s)
John B. Fisher                    Principal Occupations: Vice President of some of the
Birth Date: May 16, 1956          Funds in the Federated Fund Complex; and President
PRESIDENT                         and Director of the Institutional Sales Division of
Began serving: November 2004      Federated Securities Corp., which is a wholly owned
                                  subsidiary of Federated. Mr. Fisher is responsible
                                  for the distribution of Federated's products and
                                  services to investment advisors, insurance companies,
                                  retirement plans, and corporations. In addition, Mr.
                                  Fisher serves as President and Director of Federated
                                  Investment Counseling, a wholly owned subsidiary of
                                  Federated involved in the management of separate
                                  accounts and sub-advised mandates. He is also
                                  President, Technology, Federated Services Corp.
                                  responsible for the technological infrastructure of
                                  the various Federated companies. He is also Director,
                                  Edgewood Securities Corp., as well as Director,
                                  Federated Investors Trust Company.

                                  Previous Positions: Senior Vice President of
                                  Federated Investment Counseling.

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
John W. McGonigle                 Principal Occupations: Executive Vice President and
Birth Date: October 26, 1938      Secretary of the Federated Fund Complex; Executive
EXECUTIVE VICE PRESIDENT          Vice President, Secretary and Director, Federated
AND SECRETARY                     Investors, Inc.
Began serving: November 1997

Richard J. Thomas                 Principal Occupations: Principal Financial Officer
Birth Date: June 17, 1954         and Treasurer of the Federated Fund Complex; Senior
TREASURER                         Vice President, Federated Administrative Services.
Began serving: November 1998

Richard B. Fisher                 Principal Occupations: Vice Chairman or President of
Birth Date: May 17, 1923          some of the Funds in the Federated Fund Complex; Vice
VICE PRESIDENT                    Chairman, Federated Investors, Inc.; Chairman,
Began serving: November 1997      Federated Securities Corp.

                                  Previous Positions: President  and Director or
                                  Trustee of some of the Funds in the Federated Fund
                                  Complex; Executive Vice President, Federated
                                  Investors, Inc.; and Director and Chief Executive
                                  Officer, Federated Securities Corp.

Robert J. Ostrowski               Principal Occupations:  Robert J. Ostrowski joined
Birth Date: April 26, 1963        Federated in 1987 as an Investment Analyst and became
CHIEF INVESTMENT OFFICER          a Portfolio Manager in 1990. He was named Chief
Began serving: May 2004           Investment Officer of taxable fixed income products
                                  in 2004 and also serves as a Senior Portfolio
                                  Manager. He has been a Senior Vice President of the
                                  Fund's Adviser since 1997. Mr. Ostrowski is a
                                  Chartered Financial Analyst. He received his M.S. in
                                  Industrial Administration from Carnegie Mellon
                                  University.


---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Todd A. Abraham                   Todd A. Abraham is Vice President of the Trust. Mr.
Birth Date: February 10,          Abraham has been a Portfolio Manager since 1995 and a
1966                              Vice President of the Fund's Adviser since 1997. Mr.
VICE PRESIDENT                    Abraham joined Federated in 1993 as an Investment
Began serving: May 2003           Analyst and served as Assistant Vice President from
                                  1995 to 1997. Mr. Abraham served as a Portfolio
                                  Analyst at Ryland Mortgage Co. from 1992-1993. Mr.
                                  Abraham is a Chartered Financial Analyst and received
                                  his M.B.A. in Finance from Loyola College.

Mark E. Durbiano                  Mark E. Durbiano has been the Fund's Portfolio
Birth Date: September 21,         Manager since October 2002. He is Vice President of
1959                              the Trust. Mr. Durbiano joined Federated in 1982 and
VICE PRESIDENT                    has been a Senior Portfolio Manager and a Senior Vice
Began serving: November 1998      President of the Fund's Adviser since 1996. From 1988
                                  through 1995, Mr. Durbiano was a Portfolio Manager
                                  and a Vice President of the Fund's Adviser. Mr.
                                  Durbiano is a Chartered Financial Analyst and
                                  received his M.B.A. in Finance from the University of
                                  Pittsburgh.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.




Cusip 31409N101

30175 (2/05)







Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.


Item 4.     Principal Accountant Fees and Services

     (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $33,968

                  Fiscal year ended 2003 - $28,000



     (b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0



     Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,500 and $0, respectively. Fiscal year ended 2004 - Sarbanes Oxley sec. 302 procedures.



     (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to
     paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $0
     respectively.



     (d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

     Amount requiring  approval of the registrant's  audit committee pursuant to
     paragraph   (c)(7)(ii)  of  Rule  2-01  of   Regulation   S-X,  $0  and  $0
     respectively.



     (e)(1) Audit Committee Policies regarding Pre-approval of Services.

     The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

     Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

     The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.



AUDIT SERVICES

     The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.



AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.



TAX SERVICES

     The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.



ALL OTHER SERVICES

     With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


     The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.



     The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.



PRE-APPROVAL FEE LEVELS

     Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.



PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.





(e)(2) Percentage  of services  identified  in items 4(b) through 4(d) that were
     approved  by  the  registrants   audit  committee   pursuant  to  paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



                  4(c)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



                  4(d)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

     Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)  NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                  Fiscal year ended 2004 - $244,332

                  Fiscal year ended 2003 - $109,548



(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.    Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/  Richard J. Thomas, Principal Financial Officer
            (insert name and title)


Date          February 18, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date          February 18, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date          February 18, 2005